Note 4 - The Merger (Details Textual) - The Merger [Member] - USD ($)	Aug. 12, 2024	Dec. 31, 2024
Goodwill	$ 0
Former Shareholders of WaveDancer [Member]
Business Combination, Net Working Capital Assumed	$ 137
Treasury Stock, Common, Shares (in shares)		55,784
Former Shareholders of WaveDancer [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares (in shares)	113,522
Former Shareholders of WaveDancer [Member] | Warrant [Member]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares (in shares)	76,098